UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (2.2% of Total Investments)
$ 1,010	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,055,006
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 16.6% (10.2% of Total Investments)
600	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Series	3/22 at 100.00	AA+	554,064
	2013C, 4.000%, 3/01/32
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 (WI/DD,	10/23 at 100.00	AA–	333,372
	Settling 9/12/13) – AGM Insured
670	Joplin, Missouri, General Obligation Bonds, School Building, Direct Deposit Program Series	3/23 at 100.00	AA+	683,206
	2013, 5.000%, 3/01/33
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA–	246,793
	AGC Insured
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	543,456
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/21 at 100.00	A–	635,859
	Health Sciences, Series 2011, 5.250%, 10/01/41
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	757,330
	Series 2011A, 6.500%, 10/01/35
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	575,966
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	602,226
	Series 2011, 5.000%, 4/01/36
4,935	Total Education and Civic Organizations			4,932,272
	Health Care – 33.2% (20.5% of Total Investments)
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA–	537,973
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	742,406
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB–	865,551
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	388,176
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	751,733
	Health System, Series 2004, 5.500%, 2/15/29
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	BBB+	199,438
	Health System, Series 2011, 5.500%, 2/15/31
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	A3	545,092
	Region Medical Center, Series 2011, 5.000%, 11/01/27
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	327,526
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37
750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	No Opt. Call	AA–	585,525
	Health, Series 2012, 4.000%, 11/15/42
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St.	12/21 at 100.00	A+	521,125
	Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St.	11/20 at 100.00	A+	2,020,960
	Luke’s Health System, Series 2010A, 5.000%, 11/15/30
1,430	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,345,072
	CoxHealth, Series 2013A, 5.000%, 11/15/44
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	BBB–	743,299
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue	11/16 at 100.00	N/R	315,578
	Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
10,270	Total Health Care			9,889,454
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
95	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/13 at 100.00	AA	95,394
	5.250%, 12/01/16
350	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	275,107
	3.125%, 6/01/29
445	Total Housing/Multifamily			370,501
	Housing/Single Family – 1.5% (0.9% of Total Investments)
195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AA+	196,673
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
245	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AA+	245,132
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
440	Total Housing/Single Family			441,805
	Long-Term Care – 13.5% (8.3% of Total Investments)
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/18 at 100.00	N/R	214,615
	Community Project, Series 2013, 4.500%, 5/01/28
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	1,676,693
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	504,345
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BBB–	426,070
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	255,305
	Projects, Series 2011, 6.000%, 2/01/41
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	82,952
	of Chesterfield, Series 2012, 5.000%, 9/01/42
425	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/22 at 100.00	A	371,909
	of Sunset Hills, Series 2012, 5.000%, 9/01/42
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	481,955
	of West County, Series 2007A, 5.500%, 9/01/28
4,250	Total Long-Term Care			4,013,844
	Tax Obligation/General – 18.2% (11.2% of Total Investments)
600	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	562,656
	School Building Series 2012, 4.375%, 3/01/32
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	3/15 at 100.00	AA–	1,595,985
	Series 2005, 5.250%, 3/01/24 – AGM Insured
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,786,269
	5.000%, 3/01/27
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AA–	536,575
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	937,020
	NPFG Insured
5,285	Total Tax Obligation/General			5,418,505
	Tax Obligation/Limited – 28.9% (17.8% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	934,707
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	652,266
	FGIC Insured
90	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	BBB+	90,419
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	232,646
	2006, 5.000%, 6/01/28
455	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	434,420
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
	Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BBB+	162,261
115	5.000%, 3/01/38	3/23 at 100.00	BBB+	101,272
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	501,078
	2011B, 4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	292,104
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	480,781
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal	6/16 at 100.00	N/R	100,455
	Creek Parkway Project, Series 2011, 5.000%, 6/01/21
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	353,416
	Project, Series 2005A, 5.000%, 6/01/35
300	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	3/16 at 100.00	A–	286,296
	Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
245	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/14 at 100.00	A	245,936
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/14 at 100.00	N/R	454,430
	District, Series 2006, 5.000%, 5/01/23
1,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,559,688
	2009A, 6.000%, 8/01/42
225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	29,747
	0.000%, 8/01/41
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	196,740
	8/01/41 – NPFG Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A	618,366
	5.250%, 5/01/20
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	324,183
400	5.500%, 11/01/27	11/14 at 100.00	N/R	370,968
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	185,484
	Village Project, Series 2005B, 5.500%, 11/01/27
10,445	Total Tax Obligation/Limited			8,607,663
	Transportation – 13.0% (8.1% of Total Investments)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A	1,161,080
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA–	2,726,597
	2007A, 5.000%, 7/01/21 – AGM Insured
3,500	Total Transportation			3,887,677
	U.S. Guaranteed – 10.9% (6.8% of Total Investments) (4)
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R (4)	83,695
	(Pre-refunded 8/01/14)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+ (4)	512,415
	System, Series 2003, 5.700%, 2/15/34 (Pre-refunded 2/15/14)
1,395	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/13 at 100.00	N/R (4)	1,715,948
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds,
	Series 2004:
80	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	82,023
250	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	256,323
20	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	20,509
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	590,645
	7/01/20 (Alternative Minimum Tax) (ETM)
2,825	Total U.S. Guaranteed			3,261,558
	Utilities – 4.8% (2.9% of Total Investments)
110	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds,	1/16 at 100.00	A2	113,550
	Series 2006A, 4.125%, 1/01/21 – AMBAC Insured
500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds,	1/16 at 100.00	A	491,820
	Series 2006, 5.000%, 1/01/34 – NPFG Insured
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	398,072
425	5.000%, 1/01/37	1/21 at 100.00	A2	412,441
1,435	Total Utilities			1,415,883
	Water and Sewer – 16.8% (10.3% of Total Investments)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A	624,168
	Series 2009, 6.000%, 3/01/39
410	Kansas City, Missouri, Water Revenue Bonds, Series 2013A, 4.000%, 12/01/37	12/21 at 100.00	AA+	364,888
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	202,634
	2006C, 5.000%, 5/01/36 – NPFG Insured
1,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/22 at 100.00	AAA	1,029,670
	2012A, 5.000%, 5/01/42
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	2,771,890
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
5,175	Total Water and Sewer			4,993,250
$ 50,015	Total Investments (cost $49,189,194) – 162.1%			48,287,418
	Floating Rate Obligations – (7.5)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (60.0)% (6)			(17,880,000)
	Other Assets Less Liabilities – 5.4%			1,614,970
	Net Assets Applicable to Common Shares – 100%			$ 29,797,388

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$48,287,418	$—	$48,287,418

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $46,910,874.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,338,336
Depreciation	(2,186,415)
Net unrealized appreciation (depreciation) of investments	$(848,079)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.0%. WI/DD Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013